Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Short Term Investments [Abstract]
Short-term Investments

During the years ended December 31, 2019, 2018 and 2017, the Company recorded interest income from its short-term investments of $797, $47 and $nil in the consolidated statements of comprehensive income, respectively.

	December 31,
	2019	2018
Short-term investments	$50,274	$18,908